Long-term debt (Details Textual)	0 Months Ended	12 Months Ended				12 Months Ended											0 Months Ended				12 Months Ended						0 Months Ended		12 Months Ended		0 Months Ended
	Jun. 27, 2014	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Emer Senior Financing [Member]	Dec. 31, 2014 Prins Senior Financing [Member] USD ($)	Dec. 31, 2014 Prins Senior Mortgage Loan [Member]	Dec. 31, 2014 Emer Other Financing [Member]	Dec. 31, 2014 Prins Other Financing [Member] EUR (€)	Dec. 31, 2014 Letter of Credit [Member]	Dec. 31, 2013 Letter of Credit [Member]	Dec. 31, 2014 Minimum [Member] Emer Other Financing [Member]	Dec. 31, 2013 Minimum [Member] Emer Other Financing [Member]	Dec. 31, 2014 Maximum [Member] Emer Other Financing [Member]	Dec. 31, 2013 Maximum [Member] Emer Other Financing [Member]	Jun. 27, 2014 Subordinated Debt [Member] USD ($)	Jun. 27, 2014 Subordinated Debt [Member] CAD	Sep. 23, 2011 Subordinated Debt [Member] USD ($)	Sep. 23, 2011 Subordinated Debt [Member] CAD	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2014 Capital Lease Obligations [Member] Minimum [Member]	Dec. 31, 2013 Capital Lease Obligations [Member] Minimum [Member]	Dec. 31, 2014 Capital Lease Obligations [Member] Maximum [Member]	Dec. 31, 2013 Capital Lease Obligations [Member] Maximum [Member]	Jun. 27, 2014 New Debentures [Member] USD ($)	Jun. 27, 2014 New Debentures [Member] CAD	Dec. 31, 2014 New Debentures [Member] USD ($)	Dec. 31, 2013 New Debentures [Member] USD ($)	Jun. 27, 2014 New Debentures [Member] Richardson GMP Limited [Member] USD ($)	Jun. 27, 2014 New Debentures [Member] Richardson GMP Limited [Member] CAD	Jun. 27, 2014 New Debentures [Member] Richardson GMP Limited [Member] Debt Instrument, Redemption, Period Two [Member]	Jun. 27, 2014 New Debentures [Member] Richardson GMP Limited [Member] Debt Instrument, Redemption, Period Three [Member]	Jun. 27, 2014 New Debentures [Member] Minimum [Member] CAD	Jun. 27, 2014 Amended Initial Debentures [Member] Richardson GMP Limited [Member] USD ($)	Jun. 27, 2014 Amended Initial Debentures [Member] Richardson GMP Limited [Member] CAD
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																			9.00%	9.00%
Debt Instrument, Description of Variable Rate Basis						6-month Euribor	3-month Euribor	3-month Euribor		3 month Euribor											6-month Euribor	6-month Euribor
Debt Instrument, Basis Spread on Variable Rate						2.50%	3.50%	1.00%		3.50%											2.50%	2.50%
Debt Instrument, Interest Rate at Period End						2.70%	3.60%	1.10%
Debt Instrument, Periodic Payment, Principal							$ 3,891,000														$ 6,050,000	€ 5,000,000
Debt Instrument, Interest Rate During Period		9.00%									0.75%	0.75%	1.01%	1.01%	2.90%	8.00%							3.07%	3.07%	4.93%	7.32%
Capital Lease Obligations, Initial Lease Term																							3 years		5 years
Line of Credit Facility, Maximum Borrowing Capacity before Increase					30,000,000
Proceeds from Issuance of Debt		0	0	2,450,000													17,797,000	19,000,000	33,720,000	36,000,000											51,517,000	55,000,000			10,000,000	33,720,000	36,000,000
Maximum Number Of Extension Options																													six times
Embedded Derivative, Fair Value of Embedded Derivative Liability																											1,169,000	1,249,000
Accretion Expense																													82,000	0
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net																													(1,082,000)	0
Debt Instrument, Term																											6 months	6 months
Line of Credit Facility, Maximum Borrowing Capacity										€ 2,000,000
Percentage Of Borrowings Under Account Receivables										60.00%
Debt Instrument, Redemption, Description																			The Initial Debentures were redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013	The Initial Debentures were redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount of the debentures on or before March 22, 2013													Debentures are redeemable at the option of the Company at a price equal to $1,150 per $1,000 principal amount	debentures can be redeemed at a price equal to $1,100 per $1,000 principal amount.
Debt Instrument, Maturity Date	Sep. 15, 2017
Debt Instrument, Maturity Date Range, Start									Jun. 23, 2015
Debt Instrument, Maturity Date Range, End									Jun. 23, 2017